UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 1620 26th Street
         Suite 6500-North
         Santa Monica, CA  90404

13F File Number:  028-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darcyne Choe
Title:     Chief Compliance Officer
Phone:     310-996-9600

Signature, Place, and Date of Signing:

 Darcyne Choe     Los Angeles, CA     August 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $72,397 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     4650  4500000 PRN      SOLE                        0        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6     4586  5000000 PRN      SOLE                        0        0        0
ICAHN ENTERPRISES LP/CORP      FRNT 8/1         451102AB3    10849 10759000 PRN      SOLE                        0        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7    34956 35000000 PRN      SOLE                        0        0        0
MASSEY ENERGY CO               NOTE 3.250% 8/0  576203AJ2    17356 19812000 PRN      SOLE                        0        0        0